SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Manufacturing Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years	5 years
Manufacturing Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years	7 years
Computer and other equipment [Member] | Minimum [Member]
Estimated useful lives	3 years	3 years
Computer and other equipment [Member] | Maximum [Member]
Estimated useful lives	7 years	7 years
Leasehold Improvements [Member]
Estimated useful lives description	Lesser of useful life or the term of the lease	Lesser of useful life or the term of the lease